Shareholders' Equity - Components of Company's Regulatory Capital (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Less intangible assets
Qualifying preferred stock	$ 5,419	$ 5,501
Basel III Transitional Standardized Approach: [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common shareholders' equity	43,621	41,797
Less intangible assets
Goodwill (net of deferred tax liability)	(8,613)	(8,203)
Other disallowed intangible assets	(466)	(427)
Other	(173)	553
Total common equity tier 1 capital	34,369	33,720
Qualifying preferred stock	5,419	5,501
Noncontrolling interests eligible for tier 1 capital	117	203
Other	(99)	(3)
Total tier 1 capital	39,806	39,421
Eligible portion of allowance for credit losses	4,417	4,357
Subordinated debt and noncontrolling interests eligible for tier 2 capital	3,280	3,576
Other		1
Total tier 2 capital	7,697	7,934
Total risk-based capital	47,503	47,355
Risk-weighted assets	367,771	358,237
Basel III Transitional Advanced Approaches: [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common shareholders' equity	43,621	41,797
Less intangible assets
Goodwill (net of deferred tax liability)	(8,613)	(8,203)
Other disallowed intangible assets	(466)	(427)
Other	(173)	553
Total common equity tier 1 capital	34,369	33,720
Qualifying preferred stock	5,419	5,501
Noncontrolling interests eligible for tier 1 capital	117	203
Other	(99)	(3)
Total tier 1 capital	39,806	39,421
Eligible portion of allowance for credit losses	1,391	1,266
Subordinated debt and noncontrolling interests eligible for tier 2 capital	3,280	3,576
Other		1
Total tier 2 capital	4,671	4,843
Total risk-based capital	44,477	44,264
Risk-weighted assets	$ 287,211	$ 277,141